SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [text block] [Abstract]
Schedule of revenues by geographic area
	For the year ended
	At December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Peru	503,616	297,549	801,965
Argentina	75,513	172,229	584,959
U.S.A.	577,970	505,145	1,004,238
Europe	376,857	338,565	726,165
Colombia	368,474	177,007	380,449
Brazil	1,664,523	1,304,006	3,949,797
Ecuador	162,959	112,581	203,334
Chile	794,122	638,225	1,546,960
Asia Pacific and rest of Latin America	359,981	378,360	872,196
Income from ordinary activities	4,884,015	3,923,667	10,070,063
Other operating income	227,331	411,002	360,864